PREPAYMENTS, NET - Prepayments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS, NET
Prepayment for R&D	$ 11,799,310	$ 13,296,763
Prepayment for purchase of property and equipment	1,393,678	1,378,198
Prepayment for purchase of materials and others	3,863,436	3,305,963
Prepaid expense for others	606,259	319,196
Subtotal	17,662,683	18,300,120
Less: impairment loss	(4,204)	(4,867)	$ (5,002)
Subtotal, net	17,658,479	18,295,253
Less: Long term portion	(7,113,014)	(8,021,046)
Prepayments, net - current portion	$ 10,545,465	$ 10,274,207